Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 2,311	$ 973
Less: allowance for expected credit losses	(51)
Total accounts receivable, net	$ 2,260	$ 973